Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.13%
Communication services: 13.35%
Entertainment: 2.06%
Netflix, Inc.†	10,528	$985,526
Spotify Technology SA†	2,807	1,253,466
		2,238,992
Interactive media & services: 11.29%
Alphabet, Inc. Class C	21,309	8,138,759
Meta Platforms, Inc. Class A	6,817	4,171,391
		12,310,150
Consumer discretionary: 9.10%
Broadline retail: 6.84%
Amazon.com, Inc.†	28,120	7,453,487
Hotels, restaurants & leisure: 0.84%
Chipotle Mexican Grill, Inc. Class A†	27,082	920,517
Specialty retail: 1.42%
Tractor Supply Co.	16,483	578,554
Ulta Beauty, Inc.†	1,796	965,314
		1,543,868
Consumer staples: 1.12%
Consumer staples distribution & retail: 1.12%
Walmart, Inc.	9,277	1,223,914
Financials: 6.12%
Capital markets: 3.00%
Morgan Stanley	6,904	1,315,833
S&P Global, Inc.	2,479	1,069,019
Tradeweb Markets, Inc. Class A	7,854	889,466
		3,274,318
Financial services: 3.12%
Corpay, Inc.†	2,925	896,425
Visa, Inc. Class A	7,584	2,501,506
		3,397,931
Health care: 8.91%
Biotechnology: 1.94%
Neurocrine Biosciences, Inc.†	7,516	989,632
Vertex Pharmaceuticals, Inc.†	2,633	1,125,291
		2,114,923
Health care equipment & supplies: 3.09%
Boston Scientific Corp.†	14,552	838,341
See accompanying notes to portfolio of investments
Allspring LT Large Growth ETF | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
DexCom, Inc.†	17,329	$1,031,942
Intuitive Surgical, Inc.†	3,282	1,501,876
		3,372,159
Health care providers & services: 0.98%
UnitedHealth Group, Inc.	2,884	1,068,465
Life sciences tools & services: 1.05%
Danaher Corp.	6,377	1,141,164
Pharmaceuticals: 1.85%
Eli Lilly & Co.	2,157	2,015,932
Industrials: 9.42%
Aerospace & defense: 1.05%
TransDigm Group, Inc.	992	1,150,700
Electrical equipment: 4.52%
GE Vernova, Inc.	2,494	2,702,149
Vertiv Holdings Co. Class A	6,774	2,225,192
		4,927,341
Ground transportation: 3.85%
Canadian Pacific Kansas City Ltd.	15,706	1,365,794
Uber Technologies, Inc.†	17,772	1,325,969
XPO, Inc.†	6,818	1,500,846
		4,192,609
Information technology: 50.09%
Communications equipment: 2.35%
Arista Networks, Inc.†	14,861	2,566,643
IT services: 1.05%
Okta, Inc.†	15,594	1,148,498
Semiconductors & semiconductor equipment: 24.46%
Analog Devices, Inc.	3,771	1,516,922
Broadcom, Inc.	15,102	6,304,028
Lam Research Corp.	8,363	2,156,483
NVIDIA Corp.	83,608	16,685,649
		26,663,082
Software: 15.86%
Adobe, Inc.†	4,107	1,010,733
Cadence Design Systems, Inc.†	5,095	1,679,261
Datadog, Inc. Class A†	13,164	1,740,149
Microsoft Corp.	18,356	7,485,209
Oracle Corp.	8,733	1,409,419
Palo Alto Networks, Inc.†	7,490	1,343,107
See accompanying notes to portfolio of investments
2 | Allspring LT Large Growth ETF

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Software(continued)
Salesforce, Inc.	6,645	$1,173,042
ServiceNow, Inc.†	16,436	1,451,463
		17,292,383
Technology hardware, storage & peripherals: 6.37%
Apple, Inc.	25,571	6,938,691
Materials: 1.02%
Chemicals: 1.02%
Ecolab, Inc.	4,283	1,116,150
Total common stocks (Cost $85,480,472)		108,071,917

		Yield
Short-term investments: 0.51%
Investment companies: 0.51%
Allspring Government Money Market Fund Select Class♠∞		3.60%	551,198	551,198
Total short-term investments (Cost $551,198)				551,198
Total investments in securities (Cost $86,031,670)	99.64%			108,623,115
Other assets and liabilities, net	0.36			391,121
Total net assets	100.00%			$109,014,236

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$584,683	$2,162,479	$(2,195,964)	$0	$0	$551,198	551,198	$17,326
See accompanying notes to portfolio of investments
Allspring LT Large Growth ETF | 3

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring LT Large Growth ETF

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,549,142	$0	$0	$14,549,142
Consumer discretionary	9,917,872	0	0	9,917,872
Consumer staples	1,223,914	0	0	1,223,914
Financials	6,672,249	0	0	6,672,249
Health care	9,712,643	0	0	9,712,643
Industrials	10,270,650	0	0	10,270,650
Information technology	54,609,297	0	0	54,609,297
Materials	1,116,150	0	0	1,116,150
Short-term investments
Investment companies	551,198	0	0	551,198
Total assets	$108,623,115	$0	$0	$108,623,115
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring LT Large Growth ETF | 5